Share Capital (Details) - Schedule of Share Capital (Parentheticals) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Authorised [Member] | Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized	440,000,000	440,000,000	440,000,000
Authorised [Member] | Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Authorised [Member] | Preference Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000	10,000,000
Authorised [Member] | Old Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized		29,461,631	29,461,631
Authorised [Member] | Old Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized		645,145	645,145
Authorised [Member] | Old Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized		11,581,892	11,581,892
Authorised [Member] | Old Class D Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized		5,621,980	5,621,980
Authorised [Member] | Preference Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares authorized		4,915,392	4,915,392
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid		25,280,667	25,280,667
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid		13,254,838	13,254,838
Issued and fully paid [Member] | Preference Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid		3,466,820	3,466,820
Issued and fully paid [Member] | Old Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid		815,700	815,700
Issued and fully paid [Member] | Old Class B Ordinary Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid		632,529	632,529
Issued and fully paid [Member] | Preference Shares [Member]
Share Capital (Details) - Schedule of Share Capital (Parentheticals) [Line Items]
Ordinary shares, shares Issued and fully paid		4,758,252	4,758,252